TAXES - Tax payables (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
TAXES
VAT tax payable	$ 217,514	$ 358,792
Income tax payable	462,575	79,167
Other tax payables	2,418,321	2,435,494
Total tax payables	$ 3,098,410	$ 2,873,453